SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17: SEGMENT REPORTING

The Group operates in two different segments, since the Cortex Transaction in 2021 (see note 7), in such a way that each company in the Group operates as a separate business segment.

Search segment- the search segment develops a variety of technological software solutions, which perform automation, optimization and monetization of internet campaigns, for the purposes of obtaining and routing internet user traffic to its customers.

Digital content segment- the digital content segment is engaged in the creation and editing of content, in different languages, for different target audiences, for the purposes of generating revenues from leading advertising platforms, including Google, Facebook, Yahoo and Apple, by utilizing such content to obtain internet user traffic for its customers.

The segments’ results include items that directly serve and/or are used by the segment’s business activity and are directly allocated to the segment. As such they do not include depreciation and amortization expenses for intangible assets created at the time of the purchase of those companies, financing expenses created for loans taken for the purpose of purchasing those companies, and therefore these items are not allocated to the various segments.

Segments’ assets and liabilities are not reviewed by the CODM and therefore were not reflected in the segment reporting.

A. Segments revenues and operating results:

	Search segment	Digital content segment	Adjustments (See below)	Year ended December 31, 2021
Revenues from external customers	29,985	15,239	-	45,224
Depreciation and amortization	-	-	1,941	1,941
Segment operating income	1,608	1,431	(2,498)	541
Financial (expenses) income, net	(145)	(53)	(*) 338	140
Segment Income (loss), before income taxes	1,463	1,378	(2,160)	681

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 17: SEGMENT REPOTING (Cont.)

The “adjustment” column for segment operating income includes unallocated selling, general, and administrative expenses and certain items which management excludes from segment results when evaluating segment performance, as follows:

Year ended December 31,
2021

Depreciation and amortization expenses not attributable to segments (**)	$(1,941)
General and administrative not attributable to the segments (***)	$(557)
$(2,498)

(*)	Mainly consist of financial expenses from the Financing Agreement of bank loans taken for business combinations (see note 10).

(**)	Mainly consist of technology and customer relations amortization costs from business combinations (see note 7).

(***)	Mainly consist of salary and related expenses, professional consulting expenses and other expenses in connection with the business combinations and the Reorganization Transaction.